Other Accounts Receivable - Schedule of Income Tax Payments (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Other Accounts Receivable [line items]
Current receivables from taxes other than income tax	S/ 91,353	S/ 125,176
Non-current receivables from taxes other than income tax		2,607
GyM S A [member]
Other Accounts Receivable [line items]
Current receivables from taxes other than income tax	55,377	84,923
GMI SA [member]
Other Accounts Receivable [line items]
Current receivables from taxes other than income tax	3,877	542
GMP S.A. [member]
Other Accounts Receivable [line items]
Current receivables from taxes other than income tax	8,511	19,318
CONCARSA [member]
Other Accounts Receivable [line items]
Current receivables from taxes other than income tax	8,563	4,565
Viva GyM SA [member]
Other Accounts Receivable [line items]
Current receivables from taxes other than income tax	8,114	6,121
Grana Y Montero S.A.A. [member]
Other Accounts Receivable [line items]
Current receivables from taxes other than income tax	6,463
GyM Ferrovias SA. [member]
Other Accounts Receivable [line items]
Current receivables from taxes other than income tax		3,606
Other subsidiaries [member]
Other Accounts Receivable [line items]
Current receivables from taxes other than income tax	S/ 448	6,101
Non-current receivables from taxes other than income tax		S/ 2,607